Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred shares, shares authorized	2,500,000	1,000,000
Preferred shares, shares issued	2,500,000	1,000,000
Preferred shares, shares outstanding	2,500,000	1,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	492,498,688	385,542,224
Ordinary shares, shares outstanding	492,498,688	385,542,224
Redeemable Preferred Shares
Preferred shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred shares, shares authorized	21,794,872	21,794,872
Preferred shares, shares issued	21,794,872	21,794,872
Preferred shares, shares outstanding	21,794,872	21,794,872